INCOME TAXES (Details 1) (USD $)	Feb. 28, 2015	Feb. 28, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 4,058,611	$ 2,830,058
Stock-based compensation	1,183,918	904,278
Deferred tax asset before depreciation	5,242,529	3,734,336
Depreciation	(10,273)	(10,273)
Deferred tax asset	5,232,256	3,724,063
Less: Valuation allowance	(5,232,256)	(3,724,063)
Net deferred tax asset